Real Estate Investments, Net (Acquired Assets) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) property	Dec. 31, 2019 USD ($) property	Dec. 31, 2018 USD ($) property
Real estate investments, at cost:
Development costs		$ 5,700,000	$ 8,600,000
Number of properties purchased | property	193
In-place leases and other intangible assets
Real estate investments, at cost:
Weighted-average remaining amortization periods	1 year 8 months 12 days	8 years 1 month 6 days
Market lease and other intangible assets
Real estate investments, at cost:
Weighted-average remaining amortization periods	7 years 8 months 12 days	7 years
Below market leases
Real estate investments, at cost:
Weighted-average remaining amortization periods	7 years 4 months 24 days
Business acquisitions
Real estate investments, at cost:
Land	$ 7,665,000	$ 6,356,000	14,417,000
Buildings, fixtures and improvements	90,699,000	68,903,000	98,236,000
Development costs	0	5,721,000	8,591,000
Total tangible assets	98,364,000	80,980,000	121,244,000
Market lease liabilities	(362,000)	(1,483,000)	(286,000)
Total intangible assets and liabilities	10,503,000	11,018,000	6,812,000
Mortgage notes payable, net	(13,883,000)	0	0
Cash paid for real estate investments, including acquisitions	$ 94,984,000	$ 91,998,000	$ 128,056,000
Number of properties purchased | property	9	9	14
Business acquisitions | In-place leases and other intangible assets
Real estate investments, at cost:
In-place and market leases	$ 10,369,000	$ 11,777,000	$ 6,823,000
Business acquisitions | Market lease and other intangible assets
Real estate investments, at cost:
In-place and market leases	$ 496,000	724,000	$ 275,000
Business acquisitions | Below market leases
Real estate investments, at cost:
In-place and market leases		$ 0